Average Annual Total Returns - Morgan C Shares - JPMorgan Prime Money Market Fund	Class C Past 1 Year	Class C Past 5 Years	Class C Past 10 Years	Morgan Past 1 Year	Morgan Past 5 Years	Morgan Past 10 Years
Total	0.44%	0.99%	0.50%	(0.77%)	0.65%	0.40%